April 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: The Dreyfus Third Century Fund, Inc.
      - Class T
 1933 Act File No.: 2-40341
 1940 Act File No.: 811-02192
 CIK No.: 0000030167

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for Class T shares of the above-referenced fund, as applicable, and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 79 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 23, 2017.

Please address any comments or questions to my attention at 212-922-6906.

Sincerely,

/s/ Elyse Cardona
Elyse Cardona
Senior Paralegal